Segmented information	3 Months Ended
Jan. 31, 2021
Text block [abstract]
Segmented information
Note 15.    Segmented information
CIBC has four

strategic business units (
SBUs
)
– Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, products and services through banking centre, digital, mobile and remote channels.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth
individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management delivers commercial banking and private wealth services across the U.S., as well as personal and small business banking services in four U.S. Midwestern markets and focuses on middle-market and mid-corporate
companies and
high-net-worth
families.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked
research to our clients around the world. It includes Direct Financial Services which focuses on expanding CIBC’s digitally-enabled capabilities to provide a cohesive set of direct banking, direct investing and innovative multi-currency payment solutions for CIBC’s clients.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

Changes made to our business segments
The following changes were made in the first quarter of 2021:
•
Simplii Financial and
 CIBC
Investor’s Edge, previously reported in Canadian Personal and Business Banking, are now part of the newly-created Direct Financial Services line of business in Capital Markets, along with certain other direct payment services that were previously in Capital Markets. This change was made to align with the mandates of the relevant SBUs.

•
The financial results associated with U.S. treasury activities in U.S. Commercial Banking and Wealth Management are now included within Treasury in Corporate and Other. In addition, the transfer pricing methodology between U.S. Commercial Banking and Wealth Management and Treasury in Corporate and Other has been enhanced. Both changes align the treatment of U.S. Commercial Banking and Wealth Management with our other SBUs, and allow for better management of interest rate and liquidity risks.

These changes impacted the results of our SBUs. Prior period amounts were revised accordingly. There was no impact on consolidated net income resulting from these changes.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2021	Net interest income (1)	$1,483	$298	$374	$682	$2	$2,839
Jan. 31	Non-interest income (2)	542	790	187	492	113	2,124
	Total revenue (1)	2,025	1,088	561	1,174	115	4,963
	Provision for credit losses	54	33	45	5	10	147
	Amortization and impairment (3)	53	7	28	2	147	237
	Other non-interest expenses	1,033	565	252	520	119	2,489
	Income (loss) before income taxes	885	483	236	647	(161)	2,090
	Income taxes (1)	233	129	48	154	(99)	465
	Net income (loss)	$652	$354	$188	$493	$(62)	$1,625
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	652	354	188	493	(66)	1,621
	Average assets (4)	$261,542	$65,774	$47,501	$250,418	$174,713	$799,948
2020	Net interest income (1)	$1,486	$294	$356	$652	$4	$2,792
Oct. 31 (5)	Non-interest income (2)	511	734	163	282	118	1,808
	Total revenue (1)	1,997	1,028	519	934	122	4,600
	Provision for credit losses	121	25	82	17	46	291
	Amortization and impairment (3)	58	8	29	3	438	536
	Other non-interest expenses	1,018	532	238	455	112	2,355
	Income (loss) before income taxes	800	463	170	459	(474)	1,418
	Income taxes (1)	210	123	35	149	(115)	402
	Net income (loss)	$590	$340	$135	$310	$(359)	$1,016
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$1	$1
	Equity shareholders	590	340	135	310	(360)	1,015
	Average assets (4)	$256,054	$65,018	$48,510	$239,272	$170,079	$778,933
2020	Net interest income (1)	$1,505	$315	$342	$498	$101	$2,761
Jan. 31 (5)	Non-interest income (2)	574	740	159	508	113	2,094
	Total revenue (1)	2,079	1,055	501	1,006	214	4,855
	Provision for (reversal of) credit losses	211	35	15	(6)	6	261
	Amortization and impairment (3)	57	7	32	3	147	246
	Other non-interest expenses	1,029	554	266	489	481	2,819
	Income (loss) before income taxes	782	459	188	520	(420)	1,529
	Income taxes (1)	207	123	23	142	(178)	317
	Net income (loss)	$575	$336	$165	$378	$(242)	$1,212
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	575	336	165	378	(249)	1,205
	Average assets (4)	$251,596	$65,257	$44,811	$213,172	$104,695	$679,531
(1)
Capital Markets net interest income and income taxes include a taxable equivalent basis (TEB) adjustment of $54 million for the three months ended January 31, 2021 (October 31, 2020: $37 million; January 31, 2020: $49 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)
Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets. The three months ended October 31, 2020 includes goodwill impairment.

(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.